Operating Lease (Details) - Schedule of Other Information	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Other Information [Abstract]
Weighted average remaining lease term (years)	8 months 15 days	2 months 15 days	8 months 15 days	1 year 2 months 15 days
Weighted average discount rate	5.50%	5.50%	5.50%	5.50%